Financial Instruments (Details) - Schedule of changes in liabilities arising from financing activities $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)
Financial Instruments (Details) - Schedule of changes in liabilities arising from financing activities [Line Items]
Beginning	$ 4,939
Payments	(1,426)
Foreign exchange movement	119
New loans and leases	20,845
Business combination	82,916
Revaluation	994
Write off	(125)
Ending	108,262
Contingent consideration [Member]
Financial Instruments (Details) - Schedule of changes in liabilities arising from financing activities [Line Items]
Beginning		[1]
Payments		[1]
Foreign exchange movement		[1]
New loans and leases		[1]
Business combination	21,705	[1]
Revaluation	290	[1]
Write off		[1]
Ending	21,995	[1]
Assumed Liabilities [Member]
Financial Instruments (Details) - Schedule of changes in liabilities arising from financing activities [Line Items]
Beginning
Payments
Foreign exchange movement
Business combination	61,211
Revaluation	704
Write off
Ending	61,915
Bank loans [Member]
Financial Instruments (Details) - Schedule of changes in liabilities arising from financing activities [Line Items]
Beginning	274
Payments	(205)
Foreign exchange movement	(31)
New loans and leases	20,000
Business combination
Write off
Ending	20,038
Leases [Member]
Financial Instruments (Details) - Schedule of changes in liabilities arising from financing activities [Line Items]
Beginning	4,665
Payments	(1,221)
Foreign exchange movement	150
New loans and leases	845
Write off	(125)
Ending	$ 4,314

[1]	The contingent consideration fair value as of December 31,2021 was based on an Option Pricing Method (OPM), “Monte Carlo Simulation” model. In measuring the contingent consideration liability, the Company used an appropriate risk- adjusted discount rate of 10.5 % and volatility of 10.6%. totaled $21,995 thousands.